Personnel costs	12 Months Ended
Dec. 31, 2018
Personnel costs
Personnel costs

Note 33 Personnel costs

		2018			2017			2016
		Board of			Board of			Board of
		Directors	of which	Other	Directors	of which	Other	Directors	of which	Other
	Note	and CEO	bonus	employees	and CEO	bonus	employees	and CEO	bonus	employees
Sweden		74	25	1,800	40	9	1,655	31	6	1,395
Lithuania		6	1	144	5	1	113	4	—	81
Latvia		5	1	181	4	1	195	3	1	162
Estonia		3	1	78	2	1	66	2	2	58
Croatia		4	2	76	3	2	50	3	1	46
Germany		3	—	38	2	—	39	2	—	68
Netherlands		1	—	2	—	—	—	—	—	—
Austria		1	—	6	—	—	1	—	—	—
Luxembourg		3	—	4	3	—	3	3	1	3
		100	30	2,329	59	14	2,122	48	11	1,813
Discontinued operations	36	36	18	890	19	8	849	25	3	987
Total salaries and remuneration		136	48	3,219	78	22	2,971	73	14	2,800

		2018			2017			2016
			Social	of which		Social	of which		Social	of which
		Salaries and	security	pension	Salaries and	security	pension	Salaries and	security	pension
	Note	remunerations	expenses	expenses	remunerations	expenses	expenses	remunerations	expenses	expenses
Board and President		100	38	5	59	19	4	48	13	3
Other employees		2,329	1,073	306	2,122	947	273	1,813	759	202
		2,429	1,111	311	2,181	966	277	1,861	772	205
Discontinued operations	36	926	135	26	868	175	24	1,012	164	23
Total		3,355	1,246	337	3,049	1,141	301	2,873	936	228

Pensions

	2018	2017	2016
Defined-benefit plans, retirement pension	28	33	31
Defined-benefit plans, survivors’ and disability pension	—	5	3
Defined-contribution plans	283	239	171
Total pension expenses	311	277	205

The defined benefit plans essentially related to Sweden where companies included in the Group are affiliated to PRI Pensionsgaranti or Skandia. For companies affiliated to PRI Pensionsgaranti, the companies’ obligation under the ITP-plan (ITP2) retirement pension is recognized as a liability in the balance sheet. The liability for retirement pension assigned to Com Hem is closed for new entries and premiums are instead paid to Alecta. At 31 December, 2018 the present value of Com Hem’s share of the total group liability for the retirement pension amounted to SEK 450 million. Additional information regarding defined-benefit retirement plans is shown in the table below.

	2018	2017	2016
Income statement
Current service costs	(27)	(33)	(27)
Net interest cost	—	(7)	2
Curtailments/settlements	(1)	7	(6)
	(28)	(33)	(31)
Special employer’s contribution	1	(3)	(10)
Net cost recognized in the income statement	(27)	(36)	(41)

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Balance sheet
Present value of funded obligations	(717)	(257)	(249)
Present value of non-funded obligations	(7)	—	—
Fair value of plan assets	466	286	303
Net	(258)	29	54
Special employer’s contribution	(27)	(22)	(21)
Net asset (+) / obligation (-) in balance sheet	(285)	7	33
of which assets	110	119	143
of which liabilities	(395)	(112)	(110)

	2018	2017	2016
Net asset (+) / obligation (-) at beginning of year	7	33	39
Net asset/obligation at beginning of year, acquired operations	(266)	—	—
Net cost	(27)	(36)	(41)
Payments	40	39	51
Actuarial gains/losses in other comprehensive income	(39)	(29)	(16)
Net asset (+) / obligation (-) in balance sheet at end of year	(285)	7	33

The defined-benefit pension plans under ITP2 are partly funded through Tele2’s assets has been invested in Skandia and Com Hem's in Telia Company AB’s (publ) pension fund. At December 31, 2018 the market value of Tele2’s assets in Skandia amounted to SEK 288 (2017: 286 and 2016: 303) million.

At December 31, 2018 the market value of the Com Hem share of the asset in the pension trust amounted to SEK 178 million. Two smaller defined benefit plans of SEK 7 million for management pension and conditional early retirement pension are non-funded.

The defined benefit pension obligation in Sweden is calculated using a discount rate based on interest on mortgage bonds. The Swedish covered mortgage bonds are considered high-quality bonds, the market is considered deep and the bonds are issued by large banks, thereby meeting IAS 19 requirements. The following material actuarial assumptions have been applied to calculate the commitments.

	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Important actuarial assumptions
Discount rate	2.3%	2.4%	2.8%
Annual salary increases	3.0%	3.0%	3.0%
Annual pension increases	3.0%	3.0%	3.0%
Long-term inflation assumption	2.0%	2.0%	2.0%
Average expected remaining years of employment	10 years	10 years	8 years

Remuneration for senior executives

	2018
	Basic	Variable	Share based	Other	Termination	Pension	Total
	salary	remuneration	payment costs	benefits	benefit	expenses	remuneration
CEO and President,
-Anders Nilsson	1.2	0.8	0.1	0.3	—	0.3	2.7
-Allison Kirkby	7.4	17.3	5.9	3.8	16.0	—	50.4
Other senior executives	30.9	43.1	12.6	5.2	10.6	11.9	114.3
Total salaries and remuneration to senior executives	39.5	61.2	18.6	9.3	26.6	12.2	167.4

At the end of the year, the group Other senior executives comprises of 14 (2017: 9 and 2016: 8) persons.

	2017
	Basic	Variable	Share based	Other	Termination	Pension	Total
	salary	remuneration	payment costs	benefits	benefit	expenses	remuneration
CEO and President,
-Allison Kirkby	7.8	6.4	2.5	3.0	—	—	19.7
Other senior executives	26.0	17.9	5.8	5.0	6.0	6.3	67.0
Total salaries and remuneration to senior executives	33.8	24.3	8.3	8.0	6.0	6.3	86.7

	2016
	Basic	Variable	Share based		Other	Termination	Pension	Total
	salary	remuneration	payment costs		benefits	benefit	expenses	remuneration
CEO and President,
-Allison Kirkby	7.7	6.2	0.4		2.3	—	—	16.6
Other senior executives	25.1	15.8	(3.0)	(1)	5.2	12.0	7.9	63.0
Total salaries and remuneration to senior executives	32.8	22.0	(2.6)		7.5	12.0	7.9	79.6
(1)	Including reversal of previous years’ costs for terminated share based programs of SEK (4.5) due to terminated employment.

As previously announced by Tele2 and as described in Tele2’s 2017 Annual Report, the Board of Directors of Tele2 decided to introduce an Integration and Retention Incentive plan, including 10 senior executives in Tele2’s leadership team due to the merger between Tele2 and Com Hem. Payment under the Integration and Retention Incentive plan corresponds to 12 — 24 months base salary per participant paid out in two tranches, (i) at completion of the merger in November 2018, and (ii) one year after the completion of the merger i.e. November 2019.

The Group CEO and the former Group CEO of Tele2, have not participated in the Integration and Retention Incentive plan. Instead, the former Group CEO was entitled to an integration incentive award of 18 months base salary which was paid out in full when she left Tele2 in December 2018. The Group CEO was entitled to a similar integration incentive bonus of SEK 8.5 million, and did also receive SEK 8.1 million in cash compensation from early vesting of Com Hem Holding’s long-term incentive plans at closing of the merger in line with the Plan Rules and as decided by the Com Hem Board of Directors which has been paid out in full by Tele2 when assuming Com Hem Holding AB in November 2018. Furthermore, the Tele2 Board of Directors have decided to introduce an Incentive Award to the Group CEO corresponding to up to 24 months base salary, with payment in three tranches in November 2019-2021. The Incentive Award is conditional upon that the Group CEO being continuously employed as the managing director of Tele2 and that Tele2 achieves established objectives in relation to synergy execution. In addition, the Incentive Award to the Group CEO include an extra incentive, which entitles him to 12 months base salary in November 2021 in case of exceptional performance of the Tele2 share.

The following deviations have been made to the remuneration guidelines for senior executives in 2018: the Integration and Retention Incentive plan for the senior executives and the incentive awards to the former Group CEO and the Group CEO have led to variable remunerations exceeding 100 percent of their respective fixed salary for 2018. The Integration and Retention Incentive plan for the senior executives and the Incentive Award to the Group CEO can also lead to variable remunerations exceeding 100 percent of their respective fixed salary for 2019, and, applicable only to the Incentive Award to the Group CEO, 2020 and 2021. The Board of Directors' reasons for introducing these integration and retention incentives were to incentivize a successful integration of Com Hem and achievement of synergy execution targets for the combined company post-closing and ensure retention among key employees.

During 2018 the senior executives received 641,000 (2017: 422,000 and 2016: 442,500) share rights in the new incentive program for the year, 29,406 (2017: 22,135 and 2016: 16,199) share rights in previous years incentive programs as compensation for dividend and in 2016 of 27,433 share rights as compensation for dilution due to new share issue. No premium was paid for the share rights.

	LTI 2018		LTI 2017
		Other senior		Other senior
	CEO	executives	CEO	executives
Number of share rights
Outstanding as of January 1, 2018			100,000	322,000
Reclassification of opening balances due to changes in leadership team			—	40,000
Allocated	200,000	441,000
Allocated, compensation for dividend	—	—	3,658	13,255
Adjustments for outcome of the performance conditions	(77,300)	(95,077)	(45,609)	(56,097)
Exercised	(22,700)	(27,923)	(58,049)	(71,404)
Total outstanding rights as of December 31, 2018	100,000	318,000	—	247,754

	LTI 2016		LTI 2015
		Other senior		Other senior
	CEO	executives	CEO	executives
Number of share rights
Outstanding as of January 1, 2018	109,322	213,187	36,950	35,227
Reclassification of opening balances due to changes in leadership team	—	17,494	—	9,393
Allocated, compensation for dividend	4,003	8,490	—	—
Adjustments for outcome of the performance conditions	(45,558)	(40,615)	(15,835)	(16,731)
Exercised	(67,767)	(63,083)	(21,115)	(27,889)
Total outstanding rights as of December 31, 2018	—	135,473	—	—

Board of directors

	Fees to the board			Fees to the board committees			Total fees
SEK	2018	2017	2016	2018	2017	2016	2018	2017	2016
Georgi Ganev	1,575,000	575,000	550,000	200,000	90,000	145,000	1,775,000	665,000	695,000
Andrew Barron	287,500	—	—	22,500	—	—	310,000	—	—
Sofia Arhall Bergendorff	575,000	575,000	550,000	—	—	—	575,000	575,000	550,000
Anders Björkman	575,000	575,000	—	45,000	45,000	—	620,000	620,000	—
Cynthia Gordon	575,000	575,000	550,000	55,000	110,000	—	630,000	685,000	550,000
Lorenzo Grabau	—	—	550,000	—	—	79,000	—	—	629,000
Irina Hemmers	—	575,000	550,000	—	110,000	105,000	—	685,000	655,000
Eva Lindqvist	287,500	—	—	55,000	—	—	342,500	—	—
Lars-Åke Norling	359,375	—	—	96,875	—	—	456,250	—	—
Eamonn O’Hare	575,000	575,000	550,000	—	—	—	575,000	575,000	550,000
Mike Parton	—	1,575,000	1,430,000	—	155,000	145,000	—	1,730,000	1,575,000
Carla Smits-Nusteling	575,000	575,000	550,000	220,000	220,000	210,000	795,000	795,000	760,000
Total fee to board members	5,384,375	5,600,000	5,280,000	694,375	730,000	684,000	6,078,750	6,330,000	5,964,000

Share-based payments

Share rights

The objective of the long-term incentive programs (LTI) is to create conditions for retaining competent employees in the Tele2 Group. The program has been designed based on the view that it is desirable that senior executives and other key employees within the Group are shareholders in Tele2 AB. Participation in the Plan requires a personal investment in Tele2 shares, by shares already held or shares purchased on the market in connection with the application to participate in the Plan.

By offering an allotment of retention rights and performance rights which are based on profits and other retention and performance-based conditions, the participants are rewarded for increasing shareholder value. Furthermore, the program rewards employees’ loyalty and long-term growth in the Group. In that context, the Board of Directors is of the opinion that the program will have a positive effect on the future development of the Tele2 Group and thus be beneficial to both the company and its shareholders.

	Average fair
	value/share	Number of
	rights at grant	participants at	Measure
	date (in SEK)	grant date	period	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
LTI 2018	66 and 65	242	Apr 1, 2018 - Mar 31, 2021	1,482,420	—	—
LTI 2017	70	206	Apr 1, 2017 - Mar 31, 2020	1,050,018	1,373,574	—
LTI 2016	51	193	Apr 1, 2016 - Mar 31, 2019	801,040	1,065,265	1,195,370
LTI 2015	71	197	Apr 1, 2015 - Mar 31, 2018	—	736,609	837,616
LTI 2014	54	198	Apr 1, 2014 - Mar 31, 2017	—	—	668,560
Total number of outstanding share rights				3,333,478	3,175,448	2,701,546
of which will be settled in cash				220,833	—	10,169

No share rights were exercisable at the end of the year.

Cost before tax and liabilities for outstanding incentive programs are stated below. The increased cost in 2018 was due to cash settled part during 2018 and increased number of participants in the program. The lower cost in 2016 was an effect of the negative impact that the impairment in Tele2 Netherlands had on the vesting conditions in the LTI programs.

				Expected cumulative cost
	Actual costs before tax			during the vesting period			Liability
	2018	2017	2016	2018	2017	2016	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
LTI 2018	30	—	—	110	—	—	6	—	—
LTI 2017	31	18	—	74	92	—	10	5	—
LTI 2016	18	13	6	25	52	34	11	8	2
LTI 2015	11	9	2	31	47	30	—	5	2
LTI 2014	—	5	(7)	—	18	20	—	—	6
LTI 2013	—	—	(2)	—	-	37	—	—	—
Total	90	45	(1)	240	209	121	27	18	10
of which cash based programs	16	—	(2)	—	—	1	—	—	—

During the Annual General Meeting held on May 21, 2018, the shareholders approved a retention and performance-based incentive program (LTI 2018) for senior executives and other key employees in the Tele2 Group. The program has the same structure as last year’s incentive program, except for that LTI 2018 does not have a ROCE measure. The measurement period for retention and performance-based conditions for LTI 2018 is from April 1, 2018 until March 31, 2021.

In general, the participants in the program are required to own shares in Tele2.

Thereafter, the participants were granted retention rights and performance rights free of charge. In the event delivery of shares under the program cannot be achieved at reasonable costs, with reasonable administrative efforts or due to market conditions, participants may instead be offered a cash-based settlement. Outstanding share rights that will be settled in cash are remeasured to fair value in each period and the obligation is reported as a liability.

Subject to the fulfilment of certain retention and performance-based conditions during the period April 1, 2018 - March 31, 2021 (the measure period), the participant maintaining employment within the Tele2 Group at the release of the interim report January - March 2021 and subject to the participant maintaining the invested shares (where applicable) during the vesting period, each right entitles the employee to receive one Class B share in the company. Dividends paid on the underlying share will increase the number of shares that each retention and performance right entitles to in order to treat the shareholders and the participants equally.

The rights are divided into Series A (retention rights) and Series B (performance rights). The number of shares the participant will receive depends on which category the participant belongs to and on the fulfilment of the following defined conditions:

•	Series A: Tele2’s total shareholder return on the Tele2 shares (TSR) during the measure period exceeding 0 percent as entry level.
•

Series B: Tele2’s total shareholder return on the Tele2 shares (TSR) during the measure period being equal to the median TSR for a peer Group, as entry level, and exceeding the median TSR for the peer Group with 20 percentage points as the stretch target.

If the entry level is reached, the number of rights that vests is 100 percent for Series A and 50 percent for series B.

The program comprised a total number of 448,500 shares held by the participants of which 75,500 relates to additional allocation due to the acquisition of Com Hem. In total this resulted in an allotment of 1,765,100 share rights, of which 368,525 Series A and 1,396,575 Series B.

Total costs before tax for outstanding rights in the incentive program are expensed over the three-year vesting period. These costs, together with the additional cost from the allotment in connection with the Com Hem merger, were initially expected to amount to SEK 112 million, of which social security costs to SEK 35 million.

The participant’s maximum profit per share right in the program is limited to SEK 388,  four times the average closing share price of the Tele2 Class B shares during February 2018 with deduction for the dividend paid in May 2018.

The estimated average fair value of the granted rights was SEK 66 on the grant date, June 5, 2018 and SEK 65 on the grant date for the Com Hem participants, December 14, 2018. The following variables were used:

	Original program		Additional allotment
	Series A	Series B	Series A	Series B
Expected annual turnover of personnel	7.0%	7.0%	7.0%	7.0%
Weighted average share price	SEK 109.55	SEK 109.55	SEK 111.52	SEK 111.52
Expected life	2.92 years	2.92 years	2.36 years	2.36 years
Expected value reduction parameter market condition	87%	53%	86%	52%
Estimated fair value	SEK 95.10	SEK 58.55	SEK 95.50	SEK 58.50

To ensure the delivery of Class B shares under the program, the Annual General Meeting decided to authorize the Board of Directors to resolve on a directed share issue of a maximum of 1,750,000 Class C shares and subsequently to repurchase the Class C shares. The Board of Directors has not yet used its mandate.

	LTI 2018		LTI 2017
	2018	Cumulative	2018	Cumulative
Number of rights
Allocated at grant date	1,765,100	1,765,100		1,432,558
Outstanding as of January 1, 2018			1,373,574
Allocated, compensation for dividend	—	—	47,647	47,647
Forfeited	(221,914)	(221,914)	(207,918)	(261,081)
Exercised	(60,766)	(60,766)	(163,285)	(169,106)
Total outstanding rights as of December 31, 2018	1,482,420	1,482,420	1,050,018	1,050,018
of which will be settled in cash	86,472	86,472	67,391	67,391

	LTI 2016		LTI 2015
	2018	Cumulative	2018	Cumulative
Number of rights
Allocated at grant date		1,324,968		1,241,935
Outstanding as of January 1, 2018	1,065,265		736,609
Allocated, compensation for dividend	38,640	104,845	(159)	119,953
Allocated, compensation for new issue	—	37,211	-	26,210
Forfeited	(157,399)	(507,560)	(280,067)	(920,505)
Exercised	(145,466)	(158,424)	(456,383)	(467,593)
Total outstanding rights as of December 31, 2018	801,040	801,040	—	—
of which will be settled in cash	66,970	66,970	—	—

Corresponding principles and conditions have been used for 2016, 2017 and 2018 year incentive program except for the measure period and levels for retention and performance based conditions.

		Retention and performance based
		conditions
	Maximum			Series B			Series C TSR
	profit/right	Series A TSR		ROCE			peer group
LTI 2016	SEK 256	>	0%	5.5	-	8%	> 10%
LTI 2017	SEK 315	>	0%	5.5	-	8%	> 10%
							Series B TSR
							peer group
LTI 2018	SEK 388	>	0%				> 20%

As a result of the Com Hem merger and the following reorganization, an early vesting was performed for some of the participants in LTI 2016, LTI 2017 and LTI 2018 programs. The exercise of the share rights was conditional upon the fulfilment of certain retention and performance-based conditions. To determine the number of share rights allowed for early vesting the actual outcome of the conditions as of the early vesting date has been compared with the conditions in the programs. If the conditions were fulfilled the number of share rights have been reduced proportionally with the remaining vesting period to the initial vesting period of three years. If the conditions were partly met the number of share rights have been reduced in proportion to the fulfilment level. The number of share rights exchanged on December 7, 2018 for shares in Tele2 amounts to 356,891 share rights at a weighted average share price of SEK 110.86.

The exercise of the share rights in LTI 2015 was conditional upon the fulfilment of certain retention and performance based conditions, measured from April 1, 2015 until March 31, 2018. The outcome of these performance conditions was in accordance with below and the outstanding share rights of 449,039 have been exchanged for shares in Tele2 and 7,344 share rights have been exchanged for cash during 2018. The weighted average share price for share rights for the LTI 2015 at date of exercise amounted to SEK 113.41.

		Minimum	Stretch
		hurdle	target	Performance
Series	Retention and performance based conditions	(20%)	(100%)	outcome	Allotment
A	Total Shareholder Return Tele2 (TSR)		≥ 0%	36.7%	100%
B	Average normalized Return on Capital Employed (ROCE)	9%	12%	4.7%	0%

C	Total Shareholder Return Tele2 (TSR) compared to a peer group	> 0%	≥ 10%	34.2%	100%

Synthetic options

At December 31, 2017, a liability was reported for long-term incentive program (IoTP) for Tele2 employees of Tele2’s IoT business (internet-of-things). The estimated fair value of the program amounted on December 31, 2018 to SEK 4 (December 31, 2017: 3) million. The program is built on transferrable synthetic options. The fair value of the program is determined with support from an independent valuation institute. During 2018, Tele2 decided to close down the incentive program for IoTP during 2019 by settlement in cash.